DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
DERIVATIVE FINANCIAL INSTRUMENTS	DERIVATIVE FINANCIAL INSTRUMENTS
22.1Accounting policies
Variations in interest rates, exchange rates and aviation fuel prices expose the Company and its subsidiaries to risks that may affect their financial performance. In order to mitigate such risks, the Company contracts derivative financial instruments. Changes in the fair value of derivative instruments are recognized directly in the financial result (income/expense).
22.2Breakdown of derivative financial instruments

Changes in fair value	Forward – fuel	Option fuel	Conversion right debentures (a)	Total

At December 31, 2023	(60,102)	12,266	(488,775)	(536,611)
Gains (losses) recognized in result	(108,435)	(10,871)	437,035	317,729
Payment (receipts)	103,162	(1,395)	—	101,767
At December 31, 2024	(65,375)	—	(51,740)	(117,115)

Gains (losses) recognized in result	(20,023)	—	1,006,544	986,521
Payments	46,822	—	—	46,822
Transfers (b)	38,576	—	—	38,576
Restructuring (c)	—	—	(961,252)	(961,252)
At December 31, 2025	—	—	(6,448)	(6,448)

Non-current convertible instruments	—	—	(6,448)	(6,448)
	—	—	(6,448)	(6,448)

(a)    Balance recorded in the consolidated, representing 311,299,938 options for conversion into shares..
(b)    The balance of transfers to “Loans and Financing”.
(c)    Refers to the effects of the extinction and reconstitution of the right of conversion.